Pension And Other Postretirement Benefits (Cumulative Empoyer Contributions In Excess Of Net Periodic Pension Cost) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Cumulative balance at beginning of year	$ 4,256,089	$ 2,819,837
Net periodic pension cost	1,891,449	2,037,708	1,858,238
Employer contributions	2,603,225	3,473,960
Cumulative balance at end of year	$ 4,967,865	$ 4,256,089	$ 2,819,837